Income Taxes - Summary of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current federal	$ 3,198	$ 2,474	$ 58
Current state	1,605	1,444	273
Deferred federal	1,092	2,315	4,804
Deferred state	232	191	797
Provision for income taxes	$ 6,127	$ 6,424	$ 5,932